Note 3 - Summary of Significant Accounting Policies: (e) Cash and Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(e) Cash and Cash Equivalents	(e) Cash and Cash Equivalents The Company considers all liquid investments purchased with a maturity of three months or less to be cash equivalents.